Employee benefits - Summary of Plan Assets Allocation by Category for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail)	Mar. 31, 2020	Mar. 31, 2019
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of defined benefit plans [line items]
Deposit with banks	100.00%	100.00%